Derivatives - Additional Information (Detail) - Foreign Currency Forward Contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives not Designated as Hedging Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 15,000
Contract expiring terms	2016-03
Gain from foreign currency forward contracts not designated as hedging instruments	$ 2,552	$ 142	$ 315
Cash Flow Hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 23,500
Contract maturity period	One year or less
Contract expiring terms	2016-06
Pre-tax gain to be reclassified into earnings within the next 12 months	$ 1,370